Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	£ 14,455	£ 15,037
Ending balance	14,393	14,455
Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	20,710	20,625
Additions	984	642
Acquisitions		17
Disposals and adjustments	(1,091)	(474)
Transfers	44
Exchange differences	59	(100)
Ending balance	20,706	20,710
Accumulated Depreciation and Amortisation [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	6,255	5,588
Charge for the year	1,154	1,123
Disposals and adjustments	(1,091)	(465)
Transfers	3
Exchange differences	(8)	9
Ending balance	6,313	6,255
Goodwill [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	7,953
Ending balance	8,014	7,953
Goodwill [Member] | Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	7,953	8,042
Acquisitions		14
Disposals and adjustments	(2)	(3)
Exchange differences	63	(100)
Ending balance	8,014	7,953
Customer Relationships and Brands [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,219
Ending balance	1,846	2,219
Customer Relationships and Brands [Member] | Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	3,410	3,422
Exchange differences	7	(12)
Ending balance	3,417	3,410
Customer Relationships and Brands [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,191	813
Charge for the year	377	379
Exchange differences	3	(1)
Ending balance	1,571	1,191
Telecoms Licences and Other [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,530
Ending balance	2,692	2,530
Telecoms Licences and Other [Member] | Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,951	2,945
Additions	304
Acquisitions		3
Disposals and adjustments	(3)	(3)
Transfers	4
Exchange differences	(4)	6
Ending balance	3,252	2,951
Telecoms Licences and Other [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	421	280
Charge for the year	142	141
Disposals and adjustments	(3)	(3)
Transfers	3
Exchange differences	(3)	3
Ending balance	560	421
Internally Developed Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,142
Ending balance	1,297	1,142
Internally Developed Software [Member] | Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,822	4,363
Additions	520	517
Disposals and adjustments	(945)	(55)
Transfers	120
Exchange differences	1	(3)
Ending balance	4,518	4,822
Internally Developed Software [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	3,680	3,193
Charge for the year	525	525
Disposals and adjustments	(941)	(36)
Transfers	(43)
Exchange differences		(2)
Ending balance	3,221	3,680
Purchased Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	611
Ending balance	544	611
Purchased Software [Member] | Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,574	1,853
Additions	160	125
Disposals and adjustments	(141)	(413)
Transfers	(80)
Exchange differences	(8)	9
Ending balance	1,505	1,574
Purchased Software [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	963	1,302
Charge for the year	110	78
Disposals and adjustments	(147)	(426)
Transfers	43
Exchange differences	(8)	9
Ending balance	£ 961	£ 963